ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC - Additional information (Details) - USD ($)		12 Months Ended
	Feb. 09, 2024	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Aug. 09, 2024	Jun. 30, 2024	Jun. 30, 2023
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Period for measurement of revenue targets (in years)		5 years
Price per public share (in Dollars per share)	$ 60
Atlas FinTech
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Common stock, par value (in dollars per share)					$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)		5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders		$ 20,000,000
Period for measurement of revenue targets (in years)		5 years
Total Developed Technology acquired		$ 18,160,000
Estimated Useful Life (Years)		8 years
Purchase price		$ 86,980,000
Transaction cost		$ 68,550,000
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)	74,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)	5,944,444	5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares	18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders		$ 20,000,000
Total Purchase Price		44,400,000
Total Developed Technology acquired		18,163,044
Transaction cost		$ 68,546,956
ATLASCLEAR, INC | Post-Split Basis
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)	74,000	74,000
Price per public share (in Dollars per share)		$ 60
ATLASCLEAR, INC | Atlas FinTech
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders	$ 20,000,000
Period for measurement of revenue targets (in years)	5 years